Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of intangible assets, net
The following is a summary of intangible assets, net:

	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	8,804,134	(6,686,903)	2,117,231
License rights of mobile games	310,676	(240,913)	69,763
Intellectual property and others	2,374,595	(1,360,577)	1,014,018

Total	11,489,405	(8,288,393)	3,201,012

	As of December 31, 2025
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	9,647,998	(7,647,389)	2,000,609
License rights of mobile games	282,941	(240,657)	42,284
Intellectual property and others	2,668,841	(1,602,131)	1,066,710

Total	12,599,780	(9,490,177)	3,109,603

Schedule of intangible assets amortization expense for future years
As
 of December 31, 2025, the licensed copyrights of content have weighted-average useful lives of
4.86
years.
The intangible assets amortization expense for future years is expected to be as follows:

Intangible assets amortization expense
RMB in thousands
2026	1,223,369
2027	760,986
2028	444,804
2029	286,956
2030	217,365
Thereafter	176,123

Total expected amortization expense	3,109,603